                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                                (SERIES I SHARES)

                         Supplement dated March 23, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented

A I M Advisors, Inc., AIM V.I. Dent Demographic Trends Fund's (the "Fund") investment advisor, and H.S. Dent Advisors, Inc., the Fund's sub-advisor, have agreed to terminate the sub-advisory agreement with respect to the Fund. The sub-advisory agreement therefore will expire at the end of its current term on June 30, 2005. Additionally, the Board of Trustees of AIM Variable Insurance Funds on behalf of the Fund has approved changing the Fund's name to "AIM V.I. Demographic Trends Fund" on or about July 1, 2005.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                                (SERIES I SHARES)

                         Supplement dated March 23, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented

A I M Advisors, Inc., AIM V.I. Dent Demographic Trends Fund's (the "Fund") investment advisor, and H.S. Dent Advisors, Inc., the Fund's sub-advisor, have agreed to terminate the sub-advisory agreement with respect to the Fund. The sub-advisory agreement therefore will expire at the end of its current term on June 30, 2005. Additionally, the Board of Trustees of AIM Variable Insurance Funds on behalf of the Fund has approved changing the Fund's name to "AIM V.I. Demographic Trends Fund" on or about July 1, 2005.

                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                               (SERIES II SHARES)

                         Supplement dated March 23, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented

A I M Advisors, Inc., AIM V.I. Dent Demographic Trends Fund's (the "Fund") investment advisor, and H.S. Dent Advisors, Inc., the Fund's sub-advisor, have agreed to terminate the sub-advisory agreement with respect to the Fund. The sub-advisory agreement therefore will expire at the end of its current term on June 30, 2005. Additionally, the Board of Trustees of AIM Variable Insurance Funds on behalf of the Fund has approved changing the Fund's name to "AIM V.I. Demographic Trends Fund" on or about July 1, 2005.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                               (SERIES II SHARES)

                         Supplement dated March 23, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented

A I M Advisors, Inc., AIM V.I. Dent Demographic Trends Fund's (the "Fund") investment advisor, and H.S. Dent Advisors, Inc., the Fund's sub-advisor, have agreed to terminate the sub-advisory agreement with respect to the Fund. The sub-advisory agreement therefore will expire at the end of its current term on June 30, 2005. Additionally, the Board of Trustees of AIM Variable Insurance Funds on behalf of the Fund has approved changing the Fund's name to "AIM V.I. Demographic Trends Fund" on or about July 1, 2005.